Performance Management - Grandeur Peak International Contrarian Fund	May 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

Because the Fund is a new fund and does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK (7325).

Performance One Year or Less [Text]	Because the Fund is a new fund and does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.grandeurpeakglobal.com
Performance Availability Phone [Text]	855-377-PEAK (7325)